Other Current Assets and Other Current Financial Assets - Additional Information (Detail) - MXN ($) $ in Millions	Sep. 30, 2019	Dec. 31, 2018
Other Current Assets [abstract]
Other current assets and other current financial assets	$ 3,339	$ 2,827